Other Assets - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Upfront license fees, net	$ 729	$ 903
Contract assets	96	81
Customer financing receivables, net	70	76
Deferred income taxes	50	38
Other	59	75
Total other non-current assets	1,004	1,174
Italian Scratch & Win
Other non-current assets
Upfront license fees, net	467	545
Italian Lotto
Other non-current assets
Upfront license fees, net	181	266
New Jersey
Other non-current assets
Upfront license fees, net	48	57
Rhode Island
Other non-current assets
Upfront license fees, net	26	27
Indiana
Other non-current assets
Upfront license fees, net	$ 7	$ 8